Investment in Associates and Investments in Investees (Details) $ in Thousands						6 Months Ended	12 Months Ended
	Feb. 17, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 10, 2022 USD ($)	Nov. 29, 2020 USD ($)	May 15, 2020 USD ($) shares	Jun. 30, 2023	Dec. 31, 2022 USD ($) shares	May 15, 2020 ₪ / shares
Investment in Associates and Investments in Investees (Details) [Line Items]
Ordinary shares | shares					176,470
Ownership percentage					46.00%
Percentage of shares issued and outstanding share capital					35.00%
Fair market value					$ 351
Transaction costs					$ 51
Shareholders amount				$ 30
Issued and outstanding shares percentage				1.00%
Initial amount			$ 700
Invested initial amount			2 years
Pre determined			$ 1,000
Ownership percentage			50.01%			4.99%
Initial investment amount							$ 109
Outstanding shares percentage							31.48%
Bottom of Range [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ownership percentage	31.48%
Top of Range [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ownership percentage	41.92%
Evero [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ordinary shares | shares					5,952,469		9,577
Ordinary shares per value | ₪ / shares								₪ 0.01
Percentage of shares issued and outstanding share capital					15.00%
Capital Point [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ordinary shares per value | ₪ / shares								₪ 1
Percentage of shares issued and outstanding share capital					11.00%
MitoCareX [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Initial investment amount		$ 700
Subsequent [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Initial investment amount	$ 400
Subsequent [Member] | Bottom of Range [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ownership percentage	31.48%
Subsequent [Member] | Top of Range [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ownership percentage	41.92%
Capital Point Warrant [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Purchase of ordinary shares							$ 340